Provision for Taxes, Civil and Labor Risks - Schedule of Provisions (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of other provisions [line items]
Other provisions	R$ 80,984	R$ 73,198	R$ 76,353
Taxes [member]
Disclosure of other provisions [line items]
Other provisions	1,962	1,896
Civil [member]
Disclosure of other provisions [line items]
Other provisions	44,960	48,751
Labor [member]
Disclosure of other provisions [line items]
Other provisions	R$ 34,062	R$ 22,551